Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.0% of Net Assets
	Aerospace & Defense — 1.3%
219	AAR Corp.(a)	$12,855
590	Boeing Co.(a)	88,093
144	General Electric Co.	24,736
40	L3Harris Technologies, Inc.	9,899
36	Lockheed Martin Corp.	19,658
88	Moog, Inc., Class A	16,597
13	Northrop Grumman Corp.	6,617
201	RTX Corp.	24,319
107	Woodward, Inc.	17,558
		220,332
	Air Freight & Logistics — 0.3%
265	Expeditors International of Washington, Inc.	31,535
30	FedEx Corp.	8,215
168	GXO Logistics, Inc.(a)	10,048
47	United Parcel Service, Inc., Class B	6,301
		56,099
	Automobile Components — 0.5%
36	Aptiv PLC(a)	2,046
743	BorgWarner, Inc.	24,987
593	Dana, Inc.	4,548
588	Magna International, Inc.	23,209
1,279	Mobileye Global, Inc., Class A(a)	17,407
173	Visteon Corp.(a)	15,613
		87,810
	Automobiles — 1.6%
1,881	General Motors Co.	95,480
690	Tesla, Inc.(a)	172,397
81	Thor Industries, Inc.	8,430
		276,307
	Banks — 3.5%
367	Ameris Bancorp	22,750
598	Atlantic Union Bankshares Corp.	22,604
645	Banc of California, Inc.	9,907
2,018	Bank of America Corp.	84,393
1,378	Citigroup, Inc.	88,426
130	Citizens Financial Group, Inc.	5,476
209	East West Bancorp, Inc.	20,376
26	First Citizens BancShares, Inc., Class A	50,371
664	First Financial Bancorp	16,985
1,100	Fulton Financial Corp.	19,921
372	International Bancshares Corp.	22,789
321	JPMorgan Chase & Co.	71,236
96	PNC Financial Services Group, Inc.	18,074
175	Regions Financial Corp.	4,177
348	SouthState Corp.	33,941
471	Truist Financial Corp.	20,277
204	U.S. Bancorp	9,855
350	Webster Financial Corp.	18,130
1,185	Wells Fargo & Co.	76,930
		616,618
	Beverages — 1.0%
59	Boston Beer Co., Inc., Class A(a)	17,173
403	Coca-Cola Co.	26,320
982	Keurig Dr. Pepper, Inc.	32,357
1,437	Monster Beverage Corp.(a)	75,701
139	PepsiCo, Inc.	23,085
		174,636
	Biotechnology — 1.4%
139	AbbVie, Inc.	28,338
Shares	Description	Value (†)
	Biotechnology — continued
242	Alnylam Pharmaceuticals, Inc.(a)	$64,515
39	Amgen, Inc.	12,486
184	BioMarin Pharmaceutical, Inc.(a)	12,124
275	CRISPR Therapeutics AG(a)	12,757
205	Gilead Sciences, Inc.	18,208
178	Halozyme Therapeutics, Inc.(a)	9,002
75	Incyte Corp.(a)	5,559
104	Neurocrine Biosciences, Inc.(a)	12,508
62	Regeneron Pharmaceuticals, Inc.(a)	51,968
73	Sarepta Therapeutics, Inc.(a)	9,198
32	United Therapeutics Corp.(a)	11,967
12	Vertex Pharmaceuticals, Inc.(a)	5,712
		254,342
	Broadline Retail — 1.3%
220	Alibaba Group Holding Ltd., ADR	21,556
1,055	Amazon.com, Inc.(a)	196,652
140	eBay, Inc.	8,051
117	Ollie's Bargain Outlet Holdings, Inc.(a)	10,744
		237,003
	Building Products — 0.9%
47	Carlisle Cos., Inc.	19,845
98	Carrier Global Corp.	7,127
525	Fortune Brands Innovations, Inc.	43,748
37	Lennox International, Inc.	22,295
431	Masco Corp.	34,441
115	Owens Corning	20,331
113	Trex Co., Inc.(a)	8,006
		155,793
	Capital Markets — 3.5%
959	Bank of New York Mellon Corp.	72,270
37	BlackRock, Inc.	36,298
46	Cboe Global Markets, Inc.	9,824
1,208	Charles Schwab Corp.	85,563
85	CME Group, Inc.	19,156
66	FactSet Research Systems, Inc.	29,968
53	Goldman Sachs Group, Inc.	27,443
540	Intercontinental Exchange, Inc.	84,170
299	Janus Henderson Group PLC	12,352
60	KKR & Co., Inc.	8,294
93	Morgan Stanley	10,811
56	MSCI, Inc.	31,987
676	Nasdaq, Inc.	49,970
30	Northern Trust Corp.	3,016
48	S&P Global, Inc.	23,057
417	SEI Investments Co.	31,175
650	State Street Corp.	60,320
31	T. Rowe Price Group, Inc.	3,406
58	Virtus Investment Partners, Inc.	12,549
		611,629
	Chemicals — 1.1%
33	Air Products & Chemicals, Inc.	10,247
203	Celanese Corp.	25,572
1,028	Corteva, Inc.	62,626
45	DuPont de Nemours, Inc.	3,735
61	Ecolab, Inc.	14,989
159	HB Fuller Co.	11,636
116	Innospec, Inc.	12,502
56	Linde PLC	25,544
133	Minerals Technologies, Inc.	10,014

Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$6,817
182	Stepan Co.	13,166
		196,848
	Commercial Services & Supplies — 0.2%
83	MSA Safety, Inc.	13,774
179	RB Global, Inc.	15,168
26	Waste Management, Inc.	5,612
		34,554
	Communications Equipment — 0.2%
198	Ciena Corp.(a)	12,575
52	F5, Inc.(a)	12,162
20	Motorola Solutions, Inc.	8,987
		33,724
	Construction & Engineering — 0.3%
184	AECOM	19,651
48	Comfort Systems USA, Inc.	18,770
40	EMCOR Group, Inc.	17,843
		56,264
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	13,031
50	Vulcan Materials Co.	13,697
		26,728
	Consumer Finance — 0.9%
1,780	Ally Financial, Inc.	62,389
70	American Express Co.	18,905
463	Capital One Financial Corp.	75,372
106	Synchrony Financial	5,845
		162,511
	Consumer Staples Distribution & Retail — 1.2%
160	BJ's Wholesale Club Holdings, Inc.(a)	13,557
37	Casey's General Stores, Inc.	14,579
38	Costco Wholesale Corp.	33,219
1,436	Kroger Co.	80,086
117	Sprouts Farmers Market, Inc.(a)	15,026
32	Target Corp.	4,801
512	Walmart, Inc.	41,958
		203,226
	Containers & Packaging — 0.2%
166	Crown Holdings, Inc.	15,529
269	Sonoco Products Co.	14,128
		29,657
	Distributors — 0.2%
241	Genuine Parts Co.	27,643
	Diversified Consumer Services — 0.2%
40	Duolingo, Inc.(a)	11,719
98	Grand Canyon Education, Inc.(a)	13,437
201	Service Corp. International	16,411
		41,567
	Diversified REITs — 0.1%
482	American Assets Trust, Inc.	12,990
	Diversified Telecommunication Services — 0.4%
1,500	AT&T, Inc.	33,810
279	Iridium Communications, Inc.	8,183
642	Verizon Communications, Inc.	27,048
		69,041
	Electric Utilities — 0.6%
281	Alliant Energy Corp.	16,860
232	Evergy, Inc.	14,022
154	Eversource Energy	10,141
Shares	Description	Value (†)
	Electric Utilities — continued
120	Exelon Corp.	$4,716
271	FirstEnergy Corp.	11,336
106	IDACORP, Inc.	10,969
583	PPL Corp.	18,982
152	Xcel Energy, Inc.	10,155
		97,181
	Electrical Equipment — 0.5%
67	Eaton Corp. PLC	22,216
127	Emerson Electric Co.	13,750
36	GE Vernova, Inc.(a)	10,860
248	nVent Electric PLC	18,493
89	Regal Rexnord Corp.	14,822
		80,141
	Electronic Equipment, Instruments & Components — 0.8%
127	Advanced Energy Industries, Inc.	13,783
223	Amphenol Corp., Class A	14,946
259	Avnet, Inc.	14,040
205	Cognex Corp.	8,247
146	Coherent Corp.(a)	13,496
47	Fabrinet(a)	11,326
672	Knowles Corp.(a)	11,639
42	Littelfuse, Inc.	10,274
177	TE Connectivity PLC	26,093
14	Teledyne Technologies, Inc.(a)	6,375
14	Zebra Technologies Corp., Class A(a)	5,348
		135,567
	Energy Equipment & Services — 0.2%
348	ChampionX Corp.	9,821
734	NOV, Inc.	11,384
169	Schlumberger NV	6,772
		27,977
	Entertainment — 1.5%
60	Electronic Arts, Inc.	9,051
185	Netflix, Inc.(a)	139,866
28	Take-Two Interactive Software, Inc.(a)	4,528
928	Walt Disney Co.	89,274
3,527	Warner Bros. Discovery, Inc.(a)	28,674
		271,393
	Financial Services — 2.5%
323	Block, Inc.(a)	23,359
857	Corebridge Financial, Inc.	27,227
416	Fiserv, Inc.(a)	82,326
441	Global Payments, Inc.	45,736
21	Jack Henry & Associates, Inc.	3,821
57	Mastercard, Inc., Class A	28,477
892	MGIC Investment Corp.	22,336
404	PayPal Holdings, Inc.(a)	32,037
491	Visa, Inc., Class A	142,316
254	Voya Financial, Inc.	20,396
55	WEX, Inc.(a)	9,493
		437,524
	Food Products — 0.5%
129	Campbell Soup Co.	6,018
235	General Mills, Inc.	15,985
33	Hershey Co.	5,860
107	Ingredion, Inc.	14,205
152	Kellanova	12,259
474	Kraft Heinz Co.	15,860

Shares	Description	Value (†)
	Food Products — continued
91	McCormick & Co., Inc.	$7,120
260	Mondelez International, Inc., Class A	17,805
		95,112
	Gas Utilities — 0.2%
84	Atmos Energy Corp.	11,658
297	New Jersey Resources Corp.	13,629
183	ONE Gas, Inc.	13,042
		38,329
	Ground Transportation — 0.4%
338	CSX Corp.	11,370
51	Norfolk Southern Corp.	12,772
79	Ryder System, Inc.	11,556
24	Saia, Inc.(a)	11,727
72	Uber Technologies, Inc.(a)	5,188
32	Union Pacific Corp.	7,426
96	XPO, Inc.(a)	12,531
		72,570
	Health Care Equipment & Supplies — 1.0%
13	Align Technology, Inc.(a)	2,665
726	Baxter International, Inc.	25,918
58	Becton Dickinson & Co.	13,548
59	Edwards Lifesciences Corp.(a)	3,954
56	GE HealthCare Technologies, Inc.	4,892
107	Intuitive Surgical, Inc.(a)	53,911
137	LeMaitre Vascular, Inc.	12,110
173	Merit Medical Systems, Inc.(a)	17,068
42	Penumbra, Inc.(a)	9,613
37	ResMed, Inc.	8,971
56	Stryker Corp.	19,952
45	Zimmer Biomet Holdings, Inc.	4,811
		177,413
	Health Care Providers & Services — 1.5%
165	Acadia Healthcare Co., Inc.(a)	7,044
81	Cardinal Health, Inc.	8,790
1,007	Centene Corp.(a)	62,696
27	Chemed Corp.	14,586
47	Cigna Group	14,796
625	CVS Health Corp.	35,288
37	Elevance Health, Inc.	15,013
15	HCA Healthcare, Inc.	5,381
148	HealthEquity, Inc.(a)	12,617
82	Henry Schein, Inc.(a)	5,759
11	Humana, Inc.	2,836
22	Labcorp Holdings, Inc.	5,022
24	McKesson Corp.	12,014
284	Select Medical Holdings Corp.	9,111
79	UnitedHealth Group, Inc.	44,595
		255,548
	Health Care REITs — 0.1%
164	Welltower, Inc.	22,120
	Health Care Technology — 0.5%
1,021	Doximity, Inc., Class A(a)	42,617
204	Veeva Systems, Inc., Class A(a)	42,601
		85,218
	Hotel & Resort REITs — 0.0%
170	Host Hotels & Resorts, Inc.	2,931
	Hotels, Restaurants & Leisure — 1.1%
329	Aramark	12,446
3	Booking Holdings, Inc.	14,029
150	Chipotle Mexican Grill, Inc.(a)	8,365
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
117	Marriott Vacations Worldwide Corp.	$9,013
73	McDonald's Corp.	21,324
551	Starbucks Corp.	53,833
268	Travel & Leisure Co.	12,813
35	Wingstop, Inc.	10,069
451	Yum China Holdings, Inc.	19,894
189	Yum! Brands, Inc.	24,789
		186,575
	Household Durables — 0.4%
269	KB Home	21,116
81	Meritage Homes Corp.	14,677
87	PulteGroup, Inc.	11,269
275	Taylor Morrison Home Corp.(a)	18,838
		65,900
	Household Products — 0.5%
152	Church & Dwight Co., Inc.	15,186
60	Colgate-Palmolive Co.	5,623
395	Energizer Holdings, Inc.	12,668
302	Procter & Gamble Co.	49,884
		83,361
	Independent Power & Renewable Electricity Producers — 0.1%
354	AES Corp.	5,838
477	Clearway Energy, Inc., Class A	12,707
		18,545
	Industrial Conglomerates — 0.1%
43	3M Co.	5,524
48	Honeywell International, Inc.	9,873
		15,397
	Industrial REITs — 0.1%
72	Prologis, Inc.	8,132
378	Rexford Industrial Realty, Inc.	16,212
		24,344
	Insurance — 2.0%
35	Allstate Corp.	6,528
958	American International Group, Inc.	72,693
72	Arch Capital Group Ltd.(a)	7,096
64	Arthur J Gallagher & Co.	17,997
252	Assured Guaranty Ltd.	21,032
51	Chubb Ltd.	14,405
189	First American Financial Corp.	12,124
116	Hanover Insurance Group, Inc.	17,206
110	Hartford Financial Services Group, Inc.	12,148
48	Marsh & McLennan Cos., Inc.	10,476
86	Prudential Financial, Inc.	10,533
242	Reinsurance Group of America, Inc.	51,081
167	Selective Insurance Group, Inc.	15,167
67	Travelers Cos., Inc.	16,478
213	Willis Towers Watson PLC	64,367
		349,331
	Interactive Media & Services — 2.8%
719	Alphabet, Inc., Class A	123,028
1,018	Alphabet, Inc., Class C	175,799
326	Meta Platforms, Inc., Class A	185,031
303	Yelp, Inc.(a)	10,344
		494,202
	IT Services — 0.6%
60	Accenture PLC, Class A	20,689
165	Cognizant Technology Solutions Corp., Class A	12,307
129	International Business Machines Corp.	26,667

Shares	Description	Value (†)
	IT Services — continued
407	Kyndryl Holdings, Inc.(a)	$9,316
526	Shopify, Inc., Class A(a)	41,139
		110,118
	Leisure Products — 0.1%
585	Mattel, Inc.(a)	11,922
	Life Sciences Tools & Services — 1.0%
34	Agilent Technologies, Inc.	4,431
742	Avantor, Inc.(a)	16,599
49	Danaher Corp.	12,037
312	Illumina, Inc.(a)	44,972
310	IQVIA Holdings, Inc.(a)	63,804
60	Repligen Corp.(a)	8,056
38	Thermo Fisher Scientific, Inc.	20,760
		170,659
	Machinery — 1.4%
83	AGCO Corp.	8,287
26	Caterpillar, Inc.	9,781
223	Deere & Co.	90,246
69	Dover Corp.	13,064
102	Fortive Corp.	7,286
267	Graco, Inc.	21,747
23	Illinois Tool Works, Inc.	6,006
187	ITT, Inc.	26,202
112	Oshkosh Corp.	11,451
19	Parker-Hannifin Corp.	12,047
104	SPX Technologies, Inc.(a)	14,923
179	Terex Corp.	9,256
115	Toro Co.	9,255
		239,551
	Media — 0.9%
183	Charter Communications, Inc., Class A(a)	59,953
1,343	Comcast Corp., Class A	58,649
353	Interpublic Group of Cos., Inc.	10,378
222	Liberty Broadband Corp., Class C(a)	17,942
153	Omnicom Group, Inc.	15,453
		162,375
	Metals & Mining — 0.4%
240	Alcoa Corp.	9,622
64	Carpenter Technology Corp.	9,568
610	Cleveland-Cliffs, Inc.(a)	7,918
118	Freeport-McMoRan, Inc.	5,312
215	Newmont Corp.	9,769
58	Reliance, Inc.	16,608
228	U.S. Steel Corp.	8,858
		67,655
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
912	Annaly Capital Management, Inc.	17,337
	Multi-Utilities — 0.1%
124	Consolidated Edison, Inc.	12,608
48	DTE Energy Co.	5,963
32	WEC Energy Group, Inc.	3,057
		21,628
	Office REITs — 0.4%
668	COPT Defense Properties	21,510
1,601	Easterly Government Properties, Inc.	21,709
568	Highwoods Properties, Inc.	19,051
299	Kilroy Realty Corp.	12,026
		74,296
	Oil, Gas & Consumable Fuels — 2.7%
928	Antero Midstream Corp.	13,335
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
433	Antero Resources Corp.(a)	$11,206
1,551	APA Corp.	36,604
200	Chevron Corp.	29,764
426	CNX Resources Corp.(a)	14,497
651	ConocoPhillips	71,311
163	Devon Energy Corp.	6,305
24	Diamondback Energy, Inc.	4,242
538	EOG Resources, Inc.	65,615
102	Expand Energy Corp.	8,641
462	Exxon Mobil Corp.	53,952
38	Hess Corp.	5,110
577	Kinder Morgan, Inc.	14,142
107	ONEOK, Inc.	10,366
283	Ovintiv, Inc.	11,094
537	Phillips 66	65,417
324	Range Resources Corp.	9,730
17	Texas Pacific Land Corp.	19,822
42	Valero Energy Corp.	5,450
214	Williams Cos., Inc.	11,207
		467,810
	Passenger Airlines — 0.4%
1,223	Delta Air Lines, Inc.	69,980
	Personal Care Products — 0.3%
49	Estee Lauder Cos., Inc., Class A	3,378
2,539	Kenvue, Inc.	58,219
		61,597
	Pharmaceuticals — 1.5%
327	Bristol-Myers Squibb Co.	18,237
31	Eli Lilly & Co.	25,722
77	Jazz Pharmaceuticals PLC(a)	8,472
303	Johnson & Johnson	48,437
506	Merck & Co., Inc.	51,774
171	Novartis AG, ADR	18,536
344	Novo Nordisk AS, ADR	38,511
651	Pfizer, Inc.	18,423
517	Roche Holding AG, ADR	20,065
79	Zoetis, Inc.	14,124
		262,301
	Professional Services — 0.5%
25	Automatic Data Processing, Inc.	7,231
136	Equifax, Inc.	36,043
182	Exponent, Inc.	17,177
147	Korn Ferry	10,385
55	Leidos Holdings, Inc.	10,074
28	Paychex, Inc.	3,901
59	Paylocity Holding Corp.(a)	10,890
		95,701
	Real Estate Management & Development — 0.6%
600	CBRE Group, Inc., Class A(a)	78,582
75	Jones Lang LaSalle, Inc.(a)	20,322
		98,904
	Residential REITs — 0.0%
39	AvalonBay Communities, Inc.	8,643
	Retail REITs — 0.2%
1,102	Brixmor Property Group, Inc.	29,699
35	Simon Property Group, Inc.	5,919
		35,618
	Semiconductors & Semiconductor Equipment — 3.6%
75	Advanced Micro Devices, Inc.(a)	10,805
86	Analog Devices, Inc.	19,187

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
44	Applied Materials, Inc.	$7,990
433	ARM Holdings PLC, ADR(a)	61,183
173	Broadcom, Inc.	29,370
491	Intel Corp.	10,566
157	Lattice Semiconductor Corp.(a)	7,954
123	Micron Technology, Inc.	12,257
163	MKS Instruments, Inc.	16,191
2,735	NVIDIA Corp.	363,099
62	Onto Innovation, Inc.(a)	12,296
325	QUALCOMM, Inc.	52,900
59	Silicon Laboratories, Inc.(a)	6,128
102	Synaptics, Inc.(a)	7,004
94	Texas Instruments, Inc.	19,097
		636,027
	Software — 4.1%
20	Adobe, Inc.(a)	9,562
15	ANSYS, Inc.(a)	4,806
282	Autodesk, Inc.(a)	80,032
27	Cadence Design Systems, Inc.(a)	7,455
319	Dynatrace, Inc.(a)	17,162
15	Intuit, Inc.	9,154
72	Manhattan Associates, Inc.(a)	18,962
460	Microsoft Corp.	186,921
756	Oracle Corp.	126,887
18	Palo Alto Networks, Inc.(a)	6,486
38	PTC, Inc.(a)	7,042
60	Qualys, Inc.(a)	7,154
38	Roper Technologies, Inc.	20,434
445	Salesforce, Inc.	129,660
17	ServiceNow, Inc.(a)	15,861
51	SPS Commerce, Inc.(a)	8,415
17	Synopsys, Inc.(a)	8,731
18	Tyler Technologies, Inc.(a)	10,901
169	Workday, Inc., Class A(a)	39,521
		715,146
	Specialized REITs — 0.1%
31	American Tower Corp.	6,620
39	Crown Castle, Inc.	4,192
22	Digital Realty Trust, Inc.	3,921
8	Equinix, Inc.	7,265
108	Weyerhaeuser Co.	3,365
		25,363
	Specialty Retail — 0.9%
63	Abercrombie & Fitch Co., Class A(a)	8,303
36	Asbury Automotive Group, Inc.(a)	8,202
65	Burlington Stores, Inc.(a)	16,105
55	Dick's Sporting Goods, Inc.	10,766
112	Floor & Decor Holdings, Inc., Class A(a)	11,542
76	Home Depot, Inc.	29,925
35	Lithia Motors, Inc.	11,633
46	Lowe's Cos., Inc.	12,044
45	Ross Stores, Inc.	6,287
191	TJX Cos., Inc.	21,589
116	Williams-Sonoma, Inc.	15,559
		151,955
	Technology Hardware, Storage & Peripherals — 0.8%
575	Apple, Inc.	129,898
198	Hewlett Packard Enterprise Co.	3,859
126	HP, Inc.	4,476
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
55	NetApp, Inc.	$6,342
58	Western Digital Corp.(a)	3,788
		148,363
	Textiles, Apparel & Luxury Goods — 0.3%
67	Crocs, Inc.(a)	7,224
48	Deckers Outdoor Corp.(a)	7,723
102	PVH Corp.	10,043
25	Ralph Lauren Corp.	4,948
1,692	Under Armour, Inc., Class A(a)	14,467
578	VF Corp.	11,970
		56,375
	Trading Companies & Distributors — 0.1%
48	Watsco, Inc.	22,705
	Water Utilities — 0.1%
114	American States Water Co.	9,400
28	American Water Works Co., Inc.	3,867
243	Essential Utilities, Inc.	9,380
		22,647
	Total Common Stocks (Identified Cost $8,636,415)	10,376,677

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,821
	Automotive — 0.1%
6,000	Cummins, Inc., 5.150%, 2/20/2034	6,108
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,917
2,000	Lear Corp., 4.250%, 5/15/2029	1,931
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,642
		18,598
	Banking — 0.4%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,804
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,753
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,584
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,982
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,970
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,016
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,895
3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	2,839
3,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	2,940
6,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	5,801
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,992
3,000	State Street Corp., 2.400%, 1/24/2030	2,677
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,543
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,942
		75,738
	Brokerage — 0.1%
6,000	BlackRock, Inc., 2.400%, 4/30/2030	5,352
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,008
		11,360

Principal Amount	Description	Value (†)
	Building Materials — 0.1%
$4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$3,737
10,000	Owens Corning, 3.950%, 8/15/2029	9,586
		13,323
	Chemicals — 0.0%
6,000	Ecolab, Inc., 2.125%, 2/01/2032	5,061
1,000	LYB International Finance BV, 5.250%, 7/15/2043	930
		5,991
	Consumer Products — 0.0%
6,000	Procter & Gamble Co., 3.000%, 3/25/2030	5,585
	Diversified Manufacturing — 0.1%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,609
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,810
		10,419
	Electric — 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,831
9,000	Entergy Corp., 0.900%, 9/15/2025	8,694
5,000	Exelon Corp., 4.050%, 4/15/2030	4,798
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,225
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	971
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	814
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,814
		33,147
	Environmental — 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,279
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,987
		6,266
	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,918
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,804
		8,722
	Food & Beverage — 0.1%
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,538
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,984
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,617
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,297
		21,436
	Government Owned - No Guarantee — 0.1%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,958
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,099
		15,057
	Health Care REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,849
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,414
		14,263
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,884
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,280
		11,164
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,954
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,950
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,995
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,910
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,808
		13,617
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$3,974
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,569
		9,543
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,092
4,000	Manulife Financial Corp., 3.703%, 3/16/2032	3,700
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,164
5,000	Prudential Financial, Inc., 3.935%, 12/07/2049	3,922
		15,878
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,985
	Metals & Mining — 0.0%
4,000	Nucor Corp., 3.125%, 4/01/2032	3,553
	Midstream — 0.0%
4,000	Enbridge, Inc., 5.625%, 4/05/2034	4,068
	Mortgage Related — 1.0%
6,931	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	5,507
5,299	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	4,206
7,390	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	6,149
2,441	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	2,027
5,030	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	4,169
1,756	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,456
1,769	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,466
3,231	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,789
3,416	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	2,947
5,225	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	4,502
2,638	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	2,274
6,248	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	5,386
3,563	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	3,071
5,985	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	5,356
3,473	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,108
6,312	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	5,647
873	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	808
4,803	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	4,669
3,216	Federal National Mortgage Association, 2.000%, 7/01/2051	2,563
4,864	Federal National Mortgage Association, 2.000%, 8/01/2051	3,868
829	Federal National Mortgage Association, 2.000%, 10/01/2051	660
5,309	Federal National Mortgage Association, 2.000%, 4/01/2052	4,222
3,578	Federal National Mortgage Association, 2.500%, 2/01/2051	2,977
2,268	Federal National Mortgage Association, 2.500%, 8/01/2051	1,888
1,546	Federal National Mortgage Association, 2.500%, 9/01/2051	1,287
5,034	Federal National Mortgage Association, 2.500%, 2/01/2052	4,173
6,921	Federal National Mortgage Association, 2.500%, 4/01/2052	5,738
8,779	Federal National Mortgage Association, 2.500%, 5/01/2052	7,278
465	Federal National Mortgage Association, 3.000%, 4/01/2034	439
480	Federal National Mortgage Association, 3.000%, 6/01/2049	421

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,029	Federal National Mortgage Association, 3.000%, 12/01/2049	$897
2,854	Federal National Mortgage Association, 3.000%, 5/01/2051	2,476
3,404	Federal National Mortgage Association, 3.000%, 4/01/2052	2,937
8,040	Federal National Mortgage Association, 3.000%, 7/01/2052	6,933
722	Federal National Mortgage Association, 3.500%, 6/01/2049	654
240	Federal National Mortgage Association, 3.500%, 8/01/2049	217
1,647	Federal National Mortgage Association, 3.500%, 4/01/2052	1,474
6,805	Federal National Mortgage Association, 3.500%, 5/01/2052	6,089
172	Federal National Mortgage Association, 4.000%, 3/01/2050	160
1,764	Federal National Mortgage Association, 4.000%, 8/01/2052	1,630
2,638	Federal National Mortgage Association, 4.000%, 9/01/2052	2,439
7,462	Federal National Mortgage Association, 4.000%, 5/01/2053	6,898
264	Federal National Mortgage Association, 4.500%, 5/01/2049	254
2,726	Federal National Mortgage Association, 4.500%, 2/01/2053	2,591
919	Federal National Mortgage Association, 4.500%, 4/01/2053	872
930	Federal National Mortgage Association, 4.500%, 7/01/2053	884
4,727	Federal National Mortgage Association, 4.500%, 8/01/2053	4,489
828	Government National Mortgage Association, 3.000%, 4/20/2052	727
5,064	Government National Mortgage Association, 3.000%, 6/20/2052	4,441
2,840	Government National Mortgage Association, 4.000%, 8/20/2053	2,645
2,821	Government National Mortgage Association, 5.000%, 7/20/2053	2,759
13,880	Government National Mortgage Association, 5.500%, 4/20/2053	13,837
		167,354
	Office REITs — 0.0%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,834
	Oil Field Services — 0.1%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,776
2,000	Schlumberger Investment SA, 4.850%, 5/15/2033	1,977
		7,753
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,468
	Pharmaceuticals — 0.1%
10,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	8,627
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,605
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,703
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,530
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,750
		23,215
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — 0.0%
$2,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	$1,737
	Railroads — 0.0%
6,000	CSX Corp., 2.600%, 11/01/2026	5,786
	Restaurants — 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,167
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,716
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,890
		4,606
	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,286
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,046
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,802
		20,134
	Technology — 0.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,054
6,000	Apple, Inc., 2.500%, 2/09/2025	5,962
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,918
3,000	Intel Corp., 2.450%, 11/15/2029	2,640
6,000	International Business Machines Corp., 4.000%, 6/20/2042	5,007
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,451
4,000	Oracle Corp., 2.950%, 5/15/2025	3,958
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,814
3,000	QUALCOMM, Inc., 4.500%, 5/20/2052	2,614
7,000	Salesforce, Inc., 1.500%, 7/15/2028	6,312
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,045
		51,775
	Treasuries — 0.5%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,025
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,144
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,259
15,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	11,362
17,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	13,344
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,908
12,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	9,156
10,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	9,752
26,000	U.S. Treasury Notes, 0.375%, 11/30/2025	24,924
		89,874
	Utility Other — 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,401
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,393
	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,454
9,000	Verizon Communications, Inc., 2.650%, 11/20/2040	6,290
		7,744
	Total Bonds and Notes (Identified Cost $729,787)	707,775

Shares	Description	Value (†)
Exchange-Traded Funds — 9.1%
20,066	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,514,997)	$1,598,658

Mutual Funds — 14.6%
66,057	WCM Focused Emerging Markets Fund, Institutional Class	979,625
62,496	WCM Focused International Growth Fund, Institutional Class	1,582,411
	Total Mutual Funds (Identified Cost $2,456,294)	2,562,036

Affiliated Mutual Funds — 10.6%
30,670	Mirova Global Green Bond Fund, Class N	268,053
126,454	Mirova International Sustainable Equity Fund, Class N	1,597,111
	Total Affiliated Mutual Funds (Identified Cost $1,861,619)	1,865,164

Principal Amount
Short-Term Investments — 2.7%
$483,799	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $483,840 on 11/01/2024 collateralized by $487,100 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $494,236 including accrued interest(c) (Identified Cost $483,799)	483,799
	Total Investments — 100.0% (Identified Cost $15,682,911)	17,594,109
	Other assets less liabilities — (0.0)%	(2,979)
	Net Assets — 100.0%	$17,591,130

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $6,798 or less than 0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$194,498	$94,429	$28,101	$1,585	$5,642	$268,053	30,670	$ —
Mirova International Sustainable Equity Fund, Class N	1,160,211	414,397	51,478	8,283	65,698	1,597,111	126,454	402
	$1,354,709	$508,826	$79,579	$9,868	$71,340	$1,865,164	157,124	$402

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,376,677	$ —	$ —	$10,376,677
Bonds and Notes(a)	—	707,775	—	707,775
Exchange-Traded Funds	1,598,658	—	—	1,598,658
Mutual Funds	2,562,036	—	—	2,562,036
Affiliated Mutual Funds	1,865,164	—	—	1,865,164
Short-Term Investments	—	483,799	—	483,799
Total Investments	$16,402,535	$1,191,574	$—	$17,594,109

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	91.8%
Fixed Income	5.5
Short-Term Investments	2.7
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%